Other comprehensive income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive income (loss), before tax
Net change during the year	$ 133	$ 389	$ (280)
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	(4)	5	(2)
Reclassification adjustments for net (gains) losses included in net income, before tax	(14)	1	3
Net change during the year	(18)	6	1
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	(20)	(42)	(35)
Net actuarial gains (losses) arising during the year, before tax	423	(846)	(750)
Amortization of prior service cost included in net income, before tax	25	33	35
Amortization of net actuarial loss included in net income, before tax	140	102	55
Amortization of transition liability included in net income, before tax			1
Net change during the year	568	(753)	(694)
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	33	74	(21)
Reclassification adjustments for net (gains) losses included in net income, before tax	(54)	(42)	(88)
Net change during the year	(21)	32	(109)
Total other comprehensive income (loss), before tax	662	(326)	(1,082)
Other comprehensive income (loss), tax effect
Foreign currency translation adjustments, tax effect	8	(6)	5
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect		(2)	(1)
Reclassification adjustments for net (gains) losses included in net income, tax effect	1		2
Unrealized gains (losses) on available-for-sale securities, tax effect	1	(2)	1
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	4	6	12
Net actuarial gains (losses) arising during the year, tax effect	(132)	245	157
Amortization of prior service cost included in net income, tax effect	(2)	(3)	(13)
Amortization of net actuarial loss included in net income, tax effect	(41)	(32)	(11)
Net change, tax effect	(171)	216	145
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	(5)	(21)	2
Reclassification adjustments for net (gains) losses included in net income, tax effect	11	14	27
Unrealized gains (losses) of cash flow hedge derivatives, tax effect	6	(7)	29
Total other comprehensive income (loss), tax effect	(156)	201	180
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments, net of tax	141	383	(275)
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	(4)	3	(3)
Reclassification adjustments for net (gains) losses included in net income, net of tax	(13)	1	5
Unrealized gains (losses) on available-for-sale securities	(17)	4	2
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year, net of tax	(16)	(36)	(23)
Net actuarial gains (losses) arising during the year, net of tax	291	(601)	(593)
Amortization of prior service cost included in net income, net of tax	23	30	22
Amortization of net actuarial loss included in net income, net of tax	99	70	44
Amortization of transition liability included in net income, net of tax			1
Net change, net of tax	397	(537)	(549)
Cash flow hedge derivatives, net of tax
Net gains (losses) arising during the year	28	53	(19)
Reclassification adjustments for net (gains) losses included in net income, net of tax	(43)	(28)	(61)
Unrealized gains (losses) of cash flow hedge derivatives	(15)	25	(80)
Other Comprehensive Income (Loss), Net of Tax	$ 506	$ (125)	$ (902)